UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03287

New Alternatives Fund, Inc.

(Exact name of registrant as specified in charter)

150 Broadhollow Road, Suite PH2
Melville, New York 11747
(Address of principal executive offices) (Zip code)

David J. Schoenwald, President
New Alternatives Fund, Inc.
150 Broadhollow Road, Suite PH2
Melville, New York 11747

 (Name and address of agent for service)

Registrant's telephone number, including area code: 631-423-7373

Date of fiscal year end: December 31

Date of reporting period: July 1, 2008 – June 30, 2009

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

PROXY VOTING RECORD

FOR PERIOD JULY 1, 2008 TO JUNE 30, 2009

Name of Security: Companhia de Saneamento Basico

Ticker:    SBS                     Cusip or Sedol Number: 20441A102
                                   Meeting Type:          Special
Rec. Date: 07/7/08                 Meeting Date:          07/28/08

Agenda Item Description
-----------------------
                                                                      Matter proposed        Did Registrant    How             Registrant
Proxy Item Proposals:                                                 by issuer or security  cast its vote on  Registrant      cast its vote
                                                                      holder                 the matter        Voted           for or against
                                                                                                                               Management

1.    Proposal of amendment to Bylaws, which will
      amend and renumber chapters and articles as follows:
      Chapter I, articles 1 and 2, Chapter II, articles 3 and 4,
      Chapter III, article 5, Chapter IV, article 6, Chapter V,
      articles 7, 8, 9, 10, 11, 12, 13 and 14, Chapter VI,
      15, 16, 17, 18 and 19.  All as more fully described in
      the proxy statement                                             Issuer                 Yes               For             For

2.    Election of a member of the Board of Directors                  Issuer                 Yes               Did not vote    Did not vote

Name of Security: Telvent GIT SA

Ticker:    TLVT                    Cusip or Sedol Number: E90215109
                                   Meeting Type:          Special
Rec. Date: 09/26/08                Meeting Date:          10/23/08

Agenda Item Description
-----------------------
                                                                      Matter proposed        Did Registrant    How             Registrant
Proxy Item Proposals:                                                 by issuer or security  cast its vote on  Registrant      cast its vote
                                                                      holder                 the matter        Voted           for or against
                                                                                                                               Management

1.    Approval of capital increase, waiving preemptive
      rights by issuance of 4,847,059 new ordinary shares
      of same class as existing shares, at a nominal value
      of euros 3.00505 plus an issue premium equal to
      difference between euros 3.00505 and exchange value
      in euros of US $21.25 at date of issuance of
      shares and subsequent amendment of Articles of
      Association                                                     Issuer                 Yes               For             For

2.    Grant of power to Board of Directors to correct,
      formalize, execute and/or legalize all documents
      memorializing the agreements of the shareholders
      at this meeting                                                 Issuer                 Yes               For             For

3.    Approval, as the case may be, of the minutes of
      this meeting as may be required by law                          Issuer                 Yes               For             For

4.    In their discretion, the proxies are authorized to
      vote upon such other business as properly may
      come before the meeting                                         Issuer                 Yes               For             For

Name of Security: Sims Group Ltd.

Ticker:    SGM.AX                  Cusip or Sedol Number: B0LCW75
                                   Meeting Type:          Annual General
Rec. Date: 11/05/08                Meeting Date:          11/21/08

Agenda Item Description
-----------------------
                                                                      Matter proposed        Did Registrant    How             Registrant
Proxy Item Proposals:                                                 by issuer or security  cast its vote on  Registrant      cast its vote
                                                                      holder                 the matter        Voted           for or against
                                                                                                                               Management

1.1   Re-elect Mr. Jeremy Sutcliffe as Executive
      Director of Company, who retires by rotation at the
      AGM in accordance with Company's Constitution
      and ASX Listing Rules                                           Issuer                 Yes               For             For

1.2   Re-elect Mr. Norman Bobins as an
      Independent Non-Executive
      Director of Company, who retires at the
      AGM in accordance with Company's Constitution
      and ASX Listing Rules                                           Issuer                 Yes               For             For

1.3   Re-elect Mr. Gerald Morris as an
      Independent Non-Executive
      Director of Company, who retires at the
      AGM in accordance with Company's Constitution
      and ASX Listing Rules                                           Issuer                 Yes               For             For

1.4   Re-elect Mr. Robert Lewon as an
      Independent Non-Executive
      Director of Company, who retires at the
      AGM in accordance with Company's Constitution
      and ASX Listing Rules                                           Issuer                 Yes               For             For

2.    Approve, for the purposes of ASX Listing Rules
      7.1 and 10.14 for Mr. Jeremy Sutcliffe,
      Executive Director, to have issued to him
      performance rights [Performance Rights]
      numbering 44,440 and options [Options]
      numbering 135,435, and the issue of any Sims Group
      Limited ordinary shares upon the exercise of those
      Performance Rights and Options under the terms of
      the Sims Group Long Term Incentive Plan
      as specified                                                    Issuer                 Yes               Abstain         Against

3.    Approve, for the purposes of ASX Listing Rules
      7.1 and 10.14 for Mr. Daniel Dienst, the Group
      Chief Executive Director, to have issued to him
      61,092 Performance Rights and 181,654 Options
      and the issue of any Sims Group Limited
      ordinary shares upon the exercise of those
      Performance Rights and Options under the terms of
      the Sims Group Long Term Incentive Plan
      as specified                                                    Issuer                 Yes               Abstain         Against

4     Approve to change the name of the Company to
      Sims Metal Management Limited                                   Issuer                 Yes               Abstain         Against

5.    Adopt the remuneration report for the YE 30 JUN 2008            Issuer                 Yes               For             For

Name of Security: EAGA, PLC

Ticker:    EAGA.L                  Cusip or Sedol Number: G29509109
                                   Meeting Type:          Extraordinary General Meeting
Rec. Date: 01/06/09                Meeting Date:          01/28/09

Agenda Item Description
-----------------------
                                                                      Matter proposed        Did Registrant    How             Registrant
Proxy Item Proposals:                                                 by issuer or security  cast its vote on  Registrant      cast its vote
                                                                      holder                 the matter        Voted           for or against
                                                                                                                               Management

S.1   Adopt the Articles of Association of the
      Company in substitution for, and to the
      exclusion of the existing Articles of
      Association as specified                                        Issuer                 Yes               For             For

Name of Security: Johnson Controls, Inc.

Ticker:    JCI                     Cusip or Sedol Number: 478366107
                                   Meeting Type:          Annual
Rec. Date: 11/20/08                Meeting Date:          01/21/09

Agenda Item Description
-----------------------
                                                                      Matter proposed        Did Registrant    How             Registrant
Proxy Item Proposals:                                                 by issuer or security  cast its vote on  Registrant      cast its vote
                                                                      holder                 the matter        Voted           for or against
                                                                                                                               Management

1.    Director Nominees Election                                      Issuer                 Yes               For All         For
                                                                                                               Nominees
2.    Ratification of PriceWaterhouseCoopers as
      independent auditors for 2009                                   Issuer                 Yes               For             For

3.    Shareholder proposal regarding survivor benefits                Security Holder        Yes               Against         For

Name of Security: Commercial Metals Company

Ticker:    CMC                     Cusip or Sedol Number: 201723103
                                   Meeting Type:          Annual
Rec. Date: 11/24/08                Meeting Date:          01/22/09

Agenda Item Description
-----------------------
                                                                      Matter proposed        Did Registrant    How             Registrant
Proxy Item Proposals:                                                 by issuer or security  cast its vote on  Registrant      cast its vote
                                                                      holder                 the matter        Voted           for or against
                                                                                                                               Management

1.    Director Nominees Election                                      Issuer                 Yes               For All         For
                                                                                                               Nominees
2.    Vote to ratify of appointment of Deloitte & Touche LLP
      as independent auditors for the 2009 fiscal year                Issuer                 Yes               For             For

3.    Vote on shareholder proposal requesting addition of
      sexual orientation and gender identity/expression to
      our written non-discrimination policy                           Security Holder        Yes               For             Against

Name of Security: Applied Materials, Inc.

Ticker:    AMAT                    Cusip or Sedol Number: 038222105
                                   Meeting Type:          Annual
Rec. Date: 01/12/09                Meeting Date:          03/10/09

Agenda Item Description
-----------------------
                                                                      Matter proposed        Did Registrant    How             Registrant
Proxy Item Proposals:                                                 by issuer or security  cast its vote on  Registrant      cast its vote
                                                                      holder                 the matter        Voted           for or against
                                                                                                                               Management

1.    Director Nominees Election                                      Issuer                 Yes               For All         For
                                                                                                               Nominees
2.    To approve amendments to the Certificate of
      Incorporation that eliminate supermajority
      voting provisions                                               Issuer                 Yes               For             For

3.    To ratify the appointment of KPMG LLP
      as Applied Materials' independent registered
      public accounting firm for fiscal year 2009                     Issuer                 Yes               For             For

Name of Security: Whole Foods Market, Inc.

Ticker:    WFMI                    Cusip or Sedol Number: 966837106
                                   Meeting Type:          Annual
Rec. Date: 01/16/09                Meeting Date:          03/16/09

Agenda Item Description
-----------------------
                                                                      Matter proposed        Did Registrant    How             Registrant
Proxy Item Proposals:                                                 by issuer or security  cast its vote on  Registrant      cast its vote
                                                                      holder                 the matter        Voted           for or against
                                                                                                                               Management

1.    Director Nominees Election                                      Issuer                 Yes               For All         For
                                                                                                               Nominees

2.    Ratification of appointment of Ernst & Young, LLP
      as independent public auditor for fiscal year 2009              Issuer                 Yes               For             For

3.    Ratification of the amendment and restatement of
      the Company's 2007 stock incentive plan as the
      2009 stock incentive plan                                       Issuer                 Yes               For             For

4.    Ratification of the amendment of our
      stock incentive plan to increase the number of shares
      authorized for issuance                                         Issuer                 Yes               For             For

5.    Ratification of the amendment of our team member
      stock purchase plan to increase the number of shares
      authorized for issuance                                         Issuer                 Yes               For             For

6.    Shareholder proposal regarding separating
      the roles of Company Chairman of the Board and CEO              Security Holder        Yes               Against         For

7.    Shareholder proposal regarding Company
      shareholder votes and a simple majority
      threshold                                                       Security Holder        Yes               Against         For

8.    Shareholder proposal regarding reincorporating
      from a Texas corporation to a North Dakota
      corporation                                                     Security Holder        Yes               Against         For

Name of Security: Telvent GIT SA

Ticker:    TLVT                    Cusip or Sedol Number: E90215109
                                   Meeting Type:          Annual
Rec. Date: 02/23/09                Meeting Date:          03/26/09

Agenda Item Description
-----------------------
                                                                      Matter proposed        Did Registrant    How             Registrant
Proxy Item Proposals:                                                 by issuer or security  cast its vote on  Registrant      cast its vote
                                                                      holder                 the matter        Voted           for or against
                                                                                                                               Management
1.    Examination and approval of the annual accounts
      (balance sheet, statement of allocation of profit or
      loss and notes to financial statements) and management
      report of company corresponding to financial
      year 2008, as well as consolidated financial statements
      in accordance with United States GAAP for the
      financial year 2008                                             Issuer                 Yes               For             For

2.    Approval of proposed distribution of Company's net
      income for 2008 financial year                                  Issuer                 Yes               For             For

3.    Approval of actions of Board of Directors in
      2008                                                            Issuer                 Yes               For             For

4.    Approval of Board of Directors' compensation
      for 2008                                                        Issuer                 Yes               For             For

5.    Reelection or appointment of auditor of company
      and its consolidated group for year 2009                        Issuer                 Yes               For             For

6.    Grant of power to the Board of Directors
      to correct, formalize, execute and/or legalize all
      documents memorializing the agreements of the
      shareholders at this meeting                                    Issuer                 Yes               For             For

7.    Approval of minutes of this meeting as may be
      required by law                                                 Issuer                 Yes               For             For

8.    In their discretion, the proxies are authorized to vote
      upon such other business as properly may come before
      the meeting                                                     Issuer                 Yes               For             For

Name of Security: Vestas Wind Systems A/S, Randers

Ticker:    VWS.CO                  Cusip or Sedol Number: 5964651
                                   Meeting Type:          Annual
Rec. Date: 03/02/09                Meeting Date:          03/26/09

Agenda Item Description
-----------------------
                                                                      Matter proposed        Did Registrant    How             Registrant
Proxy Item Proposals:                                                 by issuer or security  cast its vote on  Registrant      cast its vote
                                                                      holder                 the matter        Voted           for or against
                                                                                                                               Management

1.    Approve the presentation of the annual report
      and resolution to adopt the annual report                       Issuer                 Yes               For             For

2.    Approve the resolution on distribution of profit
      or covering of loss according to approved annual
      report, the Board of Directors proposes that
      no dividend be paid out for 2008                                Issuer                 Yes               For             For

3.a   Re-elect Bent Erik Carisen as member of Board
      of Directors                                                    Issuer                 Yes               For             For

3.b   Re-elect Torsten Erik Rasmussen as member
      of Board of Directors                                           Issuer                 Yes               For             For

3.c   Re-elect Freddy Frandsen as member of
      Board of Directors                                              Issuer                 Yes               For             For

3.d   Re-elect Jorgen Huno Rasmussen as member
      of Board of Directors                                           Issuer                 Yes               For             For

3.e   Re-elect Jorn Ankaer Thomsen as member
      of Board of Directors                                           Issuer                 Yes               For             For

3.f    Re-elect  Kurt Anker Nielsen as member
      of Board of Directors                                           Issuer                 Yes               For             For

3.g   Elect Hakan Eriksson as member
      of Board of Directors                                           Issuer                 Yes               For             For

3.h   Elect Ola Rollen as member a
      of Board of Directors                                           Issuer                 Yes               For             For

4.a   Re-appoint PricewaterhouseCoopers,
      Statsautoriseret Revisionsaktieseiskab
      as the auditors of the company                                  Issuer                 Yes               For             For

4.b   Re-appoint  KPMG
      Statsaufroseret Revisionspartnersselskab
      as the auditors of the company                                  Issuer                 Yes               For             For

5.a   Approve the overall guidelines for  incentive
      pay for Members of Executive Management of
      Vestas Wind Systems A/S laid down by the
      Board of Directors; if the guidelines are
      approved by AGM, the following new
      Article 13 will be included in the Companys
      Articles of Association                                         Issuer                 Yes               For             For

5.b   Authorize the Company to acquire treasury
      shares in the period up until next AGM up
      to a total nominal value of 10% of the
      value of company's share capital at the time in
      question, cf, Article 48 of the Danish Public
      Companies Act, the payment for the
      shares must not deviate more than 10% from
      the closing price quoted at the NASDAQ OMX
      Copenhagen at time of acquisition                               Issuer                 Yes               For             For

Name of Security: Companhia de Saneamento Basico

Ticker:    SBS                     Cusip or Sedol Number: 20441A102
                                   Meeting Type:          Special
Rec. Date: 03/23/09                Meeting Date:          04/13/09

Agenda Item Description
-----------------------
                                                                      Matter proposed        Did Registrant    How             Registrant
Proxy Item Proposals:                                                 by issuer or security  cast its vote on  Registrant      cast its vote
                                                                      holder                 the matter        Voted           for or against
                                                                                                                               Management

1.    Election of Board of Directors' member                          Issuer                 Yes               For             For

Name of Security: Canadian Hydro Developers Inc.

Ticker:    KHD.TO                  Cusip or Sedol Number: CA13605E1016
                                   Meeting Type:          Annual
Rec. Date: 03/11/09                Meeting Date:          04/22/09

Agenda Item Description
-----------------------
                                                                      Matter proposed        Did Registrant    How             Registrant
Proxy Item Proposals:                                                 by issuer or security  cast its vote on  Registrant      cast its vote
                                                                      holder                 the matter        Voted           for or against
                                                                                                                               Management

1.1   Elect Mr. Richard Ballantyne as
      a Director for the ensuing year                                 Issuer                 Yes               For             For

1.2.  Elect Mr. Dennis Erker as
      a Director for the ensuing year                                 Issuer                 Yes               For             For

1.3   Elect Mr. John Keating as
      a Director for the ensuing year                                 Issuer                 Yes               For             For

1.4   Elect Mr. Ross Keating as
      a Director for the ensuing year                                 Issuer                 Yes               For             For

1.5   Elect Mr. Ralph Klein as
      a Director for the ensuing year                                 Issuer                 Yes               For             For

1.6   Elect Ms. Letha MacLachian as
      a Director for the ensuing year                                 Issuer                 Yes               For             For

1.7   Elect Mr. Douglas Patriquin as
      a Director for the ensuing year                                 Issuer                 Yes               For             For

1.8   Elect Mr. David Stenason as
      a Director for the ensuing year                                 Issuer                 Yes               For             For

2.    Appoint Deloitte & Touche LLP,
      Chartered Accountants as the Auditors
      of the Corporation for the ensuing
      year and authorize the Directors to
      fix their remuneration                                          Issuer                 Yes               For             For

Name of Security: The Gorman-Rupp Company

Ticker:    GRC                     Cusip or Sedol Number: 383082104
                                   Meeting Type:          Annual
Rec. Date: 03/11/09                Meeting Date:          04/23/09

Agenda Item Description
-----------------------
                                                                      Matter proposed        Did Registrant    How             Registrant
Proxy Item Proposals:                                                 by issuer or security  cast its vote on  Registrant      cast its vote
                                                                      holder                 the matter        Voted           for or against
                                                                                                                               Management

1.    Director Nominees Election                                      Issuer                 Yes               For All         For
                                                                                                               Nominees
2.    Ratification of appointment of Ernst & Young LLP
      as independent public accountants                               Issuer                 Yes               For             For

Name of Security: South Jersey Industries, Inc.

Ticker:    SJI                     Cusip or Sedol Number: 838518108
                                   Meeting Type:          Annual
Rec. Date: 02/23/09                Meeting Date:          04/23/09

Agenda Item Description
-----------------------
                                                                      Matter proposed        Did Registrant    How             Registrant
Proxy Item Proposals:                                                 by issuer or security  cast its vote on  Registrant      cast its vote
                                                                      holder                 the matter        Voted           for or against
                                                                                                                               Management

1.    Director Nominees Election                                      Issuer                 Yes               For All         For
                                                                                                               Nominees
2.    To approve a proposal to amend the company's
      Certificate of Incorporation to require the annual
      election of each director                                       Issuer                 Yes               For             For

3.    To ratify appointment of Deloitte & Touche LLP
      as independent registered public accounting
      firm for 2009                                                   Issuer                 Yes               For             For

Name of Security: Badger Meter, Inc.

Ticker:    BMI                     Cusip or Sedol Number: 056525108
                                   Meeting Type:          Annual
Rec. Date: 02/27/09                Meeting Date:          04/24/09

Agenda Item Description
-----------------------
                                                                      Matter proposed        Did Registrant    How             Registrant
Proxy Item Proposals:                                                 by issuer or security  cast its vote on  Registrant      cast its vote
                                                                      holder                 the matter        Voted           for or against
                                                                                                                               Management

1.    Director Nominees Election                                      Issuer                 Yes               For All         For
                                                                                                               Nominees

Name of Security: Companhia de Saneamento Basico

Ticker:    SBS                     Cusip or Sedol Number  20441A102
                                   Meeting Type:          Special
Rec. Date: 04/06/09                Meeting Date:          04/29/09

Agenda Item Description
-----------------------
                                                                      Matter proposed        Did Registrant    How             Registrant
Proxy Item Proposals:                                                 by issuer or security  cast its vote on  Registrant      cast its vote
                                                                      holder                 the matter        Voted           for or against
                                                                                                                               Management

A1.   Analyze management's accounts and the
      financial statements supported by the fiscal
      council's and external auditors' reports related to
      fiscal year 2008, in conformity with management's
      report, balance sheets and corresponding
      explanatory notes                                               Issuer                 Yes               For             For

A2.   Resolve on the allocation of net income for
      the fiscal year                                                 Issuer                 Yes               For             For

A3.   Elect the sitting and deputy members of
      the fiscal council                                              Issuer                 Yes               For             For

E1.   Ratify codec opinion 200/2008, which
      addresses the annual vacation of executive
      officers of companies controlled by the state                   Issuer                 Yes               For             For

Name of Security: Brookfield Asset Management Inc.

Ticker:    BAM                     Cusip or Sedol Number: 112585104
                                   Meeting Type:          Annual and Special
Rec. Date: 03/10/09                Meeting Date:          05/05/09

Agenda Item Description
-----------------------
                                                                      Matter proposed        Did Registrant    How             Registrant
Proxy Item Proposals:                                                 by issuer or security  cast its vote on  Registrant      cast its vote
                                                                      holder                 the matter        Voted           for or against
                                                                                                                               Management

1.    Director Nominees Election                                      Issuer                 Yes               For             For
                                                                                                               Nominees
2.    The appointment of external auditor and
      authorizing the Directors to set
      its remuneration                                                Issuer                 Yes               For             For

3.    The 2009 plan resolution                                        Issuer                 Yes               Against         Against

Name of Security: Itron, Inc.

Ticker:    ITRI                    Cusip or Sedol Number: 465741106
                                   Meeting Type:          Annual
Rec. Date: 02/27/09                Meeting Date:          05/05/09

Agenda Item Description
-----------------------
                                                                      Matter proposed        Did Registrant    How             Registrant
Proxy Item Proposals:                                                 by issuer or security  cast its vote on  Registrant      cast its vote
                                                                      holder                 the matter        Voted           for or against
                                                                                                                               Management

1A.   Election of Director Michael B. Bracy                           Issuer                 Yes               For             For

1B.   Election of Director Kirby A. Dyess                             Issuer                 Yes               For             For

1C.   Election of Director Graham M. Wilson                           Issuer                 Yes               For             For

2.    Ratification of appointment of Ernst & Young LLP
      as the company's independent registered public
      accounting firm for the 2009 fiscal year                        Issuer                 Yes               For             For

Name of Security: WaterFurnace Renewable Energy Inc.

Ticker:    WFI.TO                  Cusip or Sedol Number: 2933881
                                   Meeting Type:          Mix
Rec. Date: 04/01/09                Meeting Date:          05/06/09

Agenda Item Description
-----------------------
                                                                      Matter proposed        Did Registrant    How             Registrant
Proxy Item Proposals:                                                 by issuer or security  cast its vote on  Registrant      cast its vote
                                                                      holder                 the matter        Voted           for or against
                                                                                                                               Management

1.    Elect the Directors for the Company for
      the ensuing year                                                Issuer                 Yes               For             For

2.    Appoint Grant Thornton LLP, Chartered
      Accountants, as the Auditors of the Company
      for the ensuing year and authorize the
      Directors to fix the Auditor's remuneration                     Issuer                 Yes               For             For

3.    Approve the certain technical and grammatical
      changes to Company's By-laws, as specified
      in the accompanying management proxy circular                   Issuer                 Yes               For             For

4.    Authorize the Board of Directors to fund
      obligations under the current deferred
      compensation plan by the issuance from
      treasury of up to 250,000 common shares
      of the Company as specified                                     Issuer                 Yes               For             For

Name of Security: Ormat Technologies, Inc.

Ticker:    ORA                     Cusip or Sedol Number: 686688102
                                   Meeting Type:          Annual
Rec. Date: 03/16/09                Meeting Date:          05/08/09

Agenda Item Description
-----------------------
                                                                      Matter proposed        Did Registrant    How             Registrant
Proxy Item Proposals:                                                 by issuer or security  cast its vote on  Registrant      cast its vote
                                                                      holder                 the matter        Voted           for or against
                                                                                                                               Management

1.    Directors recommend: a vote for election
      of the following nominees 01- Yehudit Bronicki,
      02-Jacob J. Worenklein, 03-Robert F. Clarke                     Issuer                 Yes               For All         For
                                                                                                               Nominees
2.    To ratify selection of PricewaterhouseCoopers LLP
      as independent auditors of the company for fiscal
      year ending December 31, 2009                                   Issuer                 Yes               For             For

Name of Security: American Water Works Company, Inc.

Ticker:    AWK                     Cusip or Sedol Number: 030420103
                                   Meeting Type:          Annual
Rec. Date: 03/16/09                Meeting Date:          05/08/09

Agenda Item Description
-----------------------
                                                                      Matter proposed        Did Registrant    How             Registrant
Proxy Item Proposals:                                                 by issuer or security  cast its vote on  Registrant      cast its vote
                                                                      holder                 the matter        Voted           for or against
                                                                                                                               Management

1.    Directors recommend: a vote for election
      of the following nominees 01- Donald L. Correll,
      02-Martha Clark Goss, 03-Dr. Manfred Doss,
      04-Richard R. Grigg, 05-Julia L. Johnson,
      06-George Mackenzie, 07-William J. Marrazzo,
      08-Dr. Rolf Pohlig, 09-Andreas G. Zetzsche                      Issuer                 Yes               For All         For
                                                                                                               Nominees
2.    To ratify appointment of PricewaterhouseCoopers LLP
      as our independent registered public accounting
      firm for fiscal year ended December 31, 2009                    Issuer                 Yes               For             For

3.    Proposal to approve amendments to the
      American Water Works Company, Inc.
      2007 omnibus equity compensation plan                           Issuer                 Yes               Against         Against

      *Note* Such other business as may properly
      come before the meeting or any
      adjournment thereof.

Name of Security:     Stantec Inc.

Ticker:    STN                     Cusip or Sedol Number: 85472N109
                                   Meeting Type:          Annual
Rec. Date: 03/16/09                Meeting Date:          05/14/09

Agenda Item Description
-----------------------
                                                                      Matter proposed        Did Registrant    How             Registrant
Proxy Item Proposals:                                                 by issuer or security  cast its vote on  Registrant      cast its vote
                                                                      holder                 the matter        Voted           for or against
                                                                                                                               Management

1.    Election of Directors                                           Issuer                 Yes               For All         For
                                                                                                               Nominees
2.    Reappointment of Ernst & Young LLP,
      chartered accountants, as Stantec's
      auditor and authorizing Directors to
      fix the auditor's remuneration                                  Issuer                 Yes               For             For

Name of Security:     ITC Holdings Corp.

Ticker:    ITC                     Cusip or Sedol Number: 465685105
                                   Meeting Type:          Annual
Rec. Date: 04/06/09                Meeting Date:          05/20/09

Agenda Item Description
-----------------------
                                                                      Matter proposed        Did Registrant    How             Registrant
Proxy Item Proposals:                                                 by issuer or security  cast its vote on  Registrant      cast its vote
                                                                      holder                 the matter        Voted           for or against
                                                                                                                               Management

1.    Directors recommend: a vote for election
      of the following nominees 01- Edward G. Jepsen,
      02-Richard D. McLellan, 03-William J. Museler,
      04-Hazel R. O'Leary, 05-Bennett Stewart III,
      06-Lee C. Stewart, 07-Joseph L. Welch                           Issuer                 Yes               For All         For
                                                                                                               Nominees
2.    Ratification of appointment of
      Deloitte & Touche LLP as independent
      registered public accountants for 2009                          Issuer                 Yes               For             For

Name of Security: Quanta Services, Inc.

Ticker:    PWR                     Cusip or Sedol Number: 74762E102
                                   Meeting Type:          Annual
Rec. Date: 03/23/09                Meeting Date:          05/21/09

Agenda Item Description
-----------------------
                                                                      Matter proposed        Did Registrant    How             Registrant
Proxy Item Proposals:                                                 by issuer or security  cast its vote on  Registrant      cast its vote
                                                                      holder                 the matter        Voted           for or against
                                                                                                                               Management

1.    Directors recommend: a vote for election
      of the following nominees 01- James R. Ball,
      02-John R. Colson, 03-J. Michal Conaway,
      04-Ralph R. Disibio, 05-Bernard Fried,
      06-Louis C. Golm, 07-Worthing F. Jackman,
      08-Bruce Ranck, 09-John R. Wilson,
      10-Pat Wood, III                                                Issuer                 Yes               For All         For
                                                                                                               Nominees
2.    Ratification of appointment of
      PricewaterhouseCoopers LLP as the
      Company's independent registered public
      accounting firm                                                 Issuer                 Yes               For             For

Name of Security: Northwest Natural Gas Company

Ticker:    NWN                     Cusip or Sedol Number: 667655104
                                   Meeting Type:          Annual
Rec. Date: 04/08/09                Meeting Date:          05/28/09

Agenda Item Description
-----------------------
                                                                      Matter proposed        Did Registrant    How             Registrant
Proxy Item Proposals:                                                 by issuer or security  cast its vote on  Registrant      cast its vote
                                                                      holder                 the matter        Voted           for or against
                                                                                                                               Management

1.    Directors recommend: a vote for election
      of the following nominees 01- Timothy P. Boyle,
      02-Mark S. Dodson, 03-George J. Puentes,
      04-Gregg S. Kantor                                              Issuer                 Yes               For All         For
                                                                                                               Nominees
2.    Ratification of appointment of
      PricewaterhouseCoopers LLP as
      NW Natural's independent registered public
      accountants for year 2009                                       Issuer                 Yes               For             For

Name of Security: First Solar, Inc.

Ticker:    FSLR                    Cusip or Sedol Number: 336433107
                                   Meeting Type:          Annual
Rec. Date: 04/14/09                Meeting Date:          06/04/09

Agenda Item Description
-----------------------
                                                                      Matter proposed        Did Registrant    How             Registrant
Proxy Item Proposals:                                                 by issuer or security  cast its vote on  Registrant      cast its vote
                                                                      holder                 the matter        Voted           for or against
                                                                                                                               Management

1.    Directors recommend: a vote for election
      of the following nominees 01- Michael J. Ahearn,
      02-Craig Kennedy, 03-James F. Nolan,
      04-J. Thomas Presby, 05-Paul H. Stebbins,                       Issuer                 Yes               For All         For
      06-Michael Sweeney, 07-Jose H. Villarreal                                                                Nominees

2.    Ratification of appointment of
      PricewaterhouseCoopers LLP as
      independent registered public
      accounting firm for fiscal year
      ending December 26, 2009                                        Issuer                 Yes               Did not vote    Did not vote

Name of Security: Energy Recovery Inc.

Ticker:    ERII                    Cusip or Sedol Number: 29270J100
                                   Meeting Type:          Annual
Rec. Date: 04/15/09                Meeting Date:          06/12/09

Agenda Item Description
-----------------------
                                                                      Matter proposed        Did Registrant    How             Registrant
Proxy Item Proposals:                                                 by issuer or security  cast its vote on  Registrant      cast its vote
                                                                      holder                 the matter        Voted           for or against
                                                                                                                               Management

1.    Directors recommend: a vote for election
      of the following nominees 01- Paul M Cook,
      02-Fred Olav Johannessen,
      03-M.E. Pate-Cornell                                            Issuer                 Yes               For All         For
                                                                                                               Nominees
2.    Ratify the appointment of
      BDO Seidman LLP as company's
      independent registered public
      accounting firm for fiscal year
      ending December 31, 2009                                        Issuer                 Yes               For             For

Name of Security: Kyocera Corporation

Ticker:    KYO                     Cusip or Sedol Number: 501556203
                                   Meeting Type:          55th Ordinary General Meeting
Rec. Date: 03/31/09                Meeting Date:          06/25/09

Agenda Item Description
-----------------------
                                                                      Matter proposed        Did Registrant    How             Registrant
Proxy Item Proposals:                                                 by issuer or security  cast its vote on  Registrant      cast its vote
                                                                      holder                 the matter        Voted           for or against
                                                                                                                               Management

1.    Approval of disposition of Surplus                              Issuer                 Yes               For             For

2.    Approval of partial amendments to the
      Articles of Incorporation                                       Issuer                 Yes               For             For

3a.   Election of Makoto Kawamura as a director                       Issuer                 Yes               For             For

3b.   Election of Yuzo Yamamura as a director                         Issuer                 Yes               For             For

3c.   Election of Tetsuo Kuba as a director                           Issuer                 Yes               For             For

3d.   Election of Tatsumi Maeda as a director                         Issuer                 Yes               For             For

3e.   Election of Hisao Hisaka as a director                          Issuer                 Yes               For             For

3f.   Election of Rodney N. Lanthome as a director                    Issuer                 Yes               For             For

3g.   Election of John S. Gilbertson as a director                    Issuer                 Yes               For             For

3h.   Election of Yasuyuki Ymamoto as a director                      Issuer                 Yes               For             For

3i.   Election of Yoshihiro Kano as a director                        Issuer                 Yes               For             For

3j.   Election of Gorou Yamaguchi as a director                       Issuer                 Yes               For             For

3k.   Election of Shoichi Aoki as a director                          Issuer                 Yes               For             For

3l.   Election of Katsumi Komaguchi as a director                     Issuer                 Yes               For             For

4a.   Election of Yoshihiko Nishikawa as a
      corporate auditor                                               Issuer                 Yes               For             For

4b.   Election of Yoshinari Hara as a
      corporate auditor                                               Issuer                 Yes               For             For

5.    Bonuses to Directors                                            Issuer                 Yes               Abstain         Against

6.    Revision of amount of remuneration of directors
      and corporate auditors in line with reform of the
      remuneration system for directors and
      corporate auditors                                              Issuer                 Yes               Abstain         Against

7.    Payment of retirement allowances to retiring
      director and payment of settlement funds to
      directors and corporate auditor as a result of
      abolishment of the retirement allowance system                  Issuer                 Yes               Abstain         Against

Name of Security: Panasonic Corporation

Ticker:    PC                      Cusip or Sedol Number: 69832A205
                                   Meeting Type:          Annual
Rec. Date: 03/30/09                Meeting Date:          06/25/09

Agenda Item Description
-----------------------
                                                                      Matter proposed        Did Registrant    How             Registrant
Proxy Item Proposals:                                                 by issuer or security  cast its vote on  Registrant      cast its vote
                                                                      holder                 the matter        Voted           for or against
                                                                                                                               Management

1.    Director Nominees (19) Election                                 Issuer                 Yes               For All         For
                                                                                                               Nominees
BN1.  To partially amend the
      Articles of Incorporation                                       Issuer                 Yes               For             For

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant New Alternatives Fund, Inc.

By (Signature and Title)*   /s/David J Schoenwald
David J. Schoenwald, Chief Executive Officer
(Principal Executive Officer)

Date August 24, 2009

  *Print the name and title of each signing officer under his or her signature.